FAIR VALUE MEASUREMENTS - Assets and Liabilities Accounted for at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Fair value asset	$ 53	$ 199
Liabilities
Fair value liability	339	312
Fair Value Measurements Recurring
Assets
Available for sale investments	280	646
Right to HWI Net Sale Proceeds	9	295
Total assets	364	1,194
Liabilities
Total liabilities	339	312
Fair Value Measurements Recurring | Foreign currency exchange contracts
Assets
Fair value asset	35	93
Liabilities
Fair value liability	9	8
Fair Value Measurements Recurring | Interest rate swap agreements
Assets
Fair value asset	18	16
Liabilities
Fair value liability	184	303
Fair Value Measurements Recurring | Cross currency swap agreements
Assets
Fair value asset	0	90
Liabilities
Fair value liability	145	0
Fair Value Measurements Recurring | Commodity contracts
Liabilities
Fair value liability	1	1
Fair Value Measurements Recurring | Investments in equity securities
Assets
Investments in equity securities	22	54
Level 1 | Fair Value Measurements Recurring
Assets
Available for sale investments	63	87
Right to HWI Net Sale Proceeds	0	0
Total assets	85	109
Liabilities
Total liabilities	0	0
Level 1 | Fair Value Measurements Recurring | Foreign currency exchange contracts
Assets
Fair value asset	0	0
Liabilities
Fair value liability	0	0
Level 1 | Fair Value Measurements Recurring | Interest rate swap agreements
Assets
Fair value asset	0	0
Liabilities
Fair value liability	0	0
Level 1 | Fair Value Measurements Recurring | Cross currency swap agreements
Assets
Fair value asset	0	0
Liabilities
Fair value liability	0	0
Level 1 | Fair Value Measurements Recurring | Commodity contracts
Liabilities
Fair value liability	0	0
Level 1 | Fair Value Measurements Recurring | Investments in equity securities
Assets
Investments in equity securities	22	22
Level 2 | Fair Value Measurements Recurring
Assets
Available for sale investments	217	559
Right to HWI Net Sale Proceeds	0	0
Total assets	270	790
Liabilities
Total liabilities	339	312
Level 2 | Fair Value Measurements Recurring | Foreign currency exchange contracts
Assets
Fair value asset	35	93
Liabilities
Fair value liability	9	8
Level 2 | Fair Value Measurements Recurring | Interest rate swap agreements
Assets
Fair value asset	18	16
Liabilities
Fair value liability	184	303
Level 2 | Fair Value Measurements Recurring | Cross currency swap agreements
Assets
Fair value asset	0	90
Liabilities
Fair value liability	145	0
Level 2 | Fair Value Measurements Recurring | Commodity contracts
Liabilities
Fair value liability	1	1
Level 2 | Fair Value Measurements Recurring | Investments in equity securities
Assets
Investments in equity securities	0	32
Level 3 | Fair Value Measurements Recurring
Assets
Available for sale investments	0	0
Right to HWI Net Sale Proceeds	9	295
Total assets	9	295
Liabilities
Total liabilities	0	0
Level 3 | Fair Value Measurements Recurring | Foreign currency exchange contracts
Assets
Fair value asset	0	0
Liabilities
Fair value liability	0	0
Level 3 | Fair Value Measurements Recurring | Interest rate swap agreements
Assets
Fair value asset	0	0
Liabilities
Fair value liability	0	0
Level 3 | Fair Value Measurements Recurring | Cross currency swap agreements
Assets
Fair value asset	0	0
Liabilities
Fair value liability	0	0
Level 3 | Fair Value Measurements Recurring | Commodity contracts
Liabilities
Fair value liability	0	0
Level 3 | Fair Value Measurements Recurring | Investments in equity securities
Assets
Investments in equity securities	$ 0	$ 0